Average Annual Total Returns		12 Months Ended	60 Months Ended	68 Months Ended	78 Months Ended	95 Months Ended	105 Months Ended	110 Months Ended	113 Months Ended	120 Months Ended		130 Months Ended	138 Months Ended	141 Months Ended	149 Months Ended	154 Months Ended	161 Months Ended	180 Months Ended	186 Months Ended	205 Months Ended	217 Months Ended	225 Months Ended	236 Months Ended	241 Months Ended	244 Months Ended	261 Months Ended	331 Months Ended
	May 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
LARGE CAP FUND | SIIT LARGE CAP FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		19.51%	13.20%							9.79%																	8.62%
Performance Inception Date	Jun. 14, 1996
LARGE CAP FUND | SIIT LARGE CAP FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		17.25%	9.99%							6.15%																	6.78%
LARGE CAP FUND | SIIT LARGE CAP FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.92%	9.97%							6.85%																	6.83%
LARGE CAP FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		26.29%	15.69%							12.03%																	9.41%
LARGE CAP FUND | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		26.53%	15.52%							11.80%																	9.62%
LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		24.02%	14.45%							10.91%															9.12%
Performance Inception Date	Aug. 28, 2003
LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		22.22%	10.71%							6.97%															6.73%
LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		14.62%	10.48%							7.44%															6.80%
LARGE CAP DISCIPLINED EQUITY FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		26.29%	15.69%							12.03%															10.11%
LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		26.52%	15.47%							11.77%																8.95%
Performance Inception Date	Apr. 01, 2002
LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		22.90%	12.38%							9.22%																7.51%
LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		18.15%	11.92%							9.02%																7.25%
LARGE CAP INDEX FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		26.29%	15.69%							12.03%																8.88%
LARGE CAP INDEX FUND | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		26.53%	15.52%							11.80%																9.00%
S&P 500 INDEX FUND | SIIT S&P 500 Index Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		26.24%	15.63%							11.98%	12.17%
Performance Inception Date	Dec. 18, 2013
S&P 500 INDEX FUND | SIIT S&P 500 Index Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		23.46%	13.81%							10.72%	10.91%
S&P 500 INDEX FUND | SIIT S&P 500 Index Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		17.41%	12.31%							9.66%	9.83%
S&P 500 INDEX FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		26.29%	15.69%							12.03%	12.22%
EXTENDED MARKET INDEX FUND | SIIT Extended Market Index Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		25.04%	12.31%							8.84%		10.61%
Performance Inception Date	Feb. 28, 2013
EXTENDED MARKET INDEX FUND | SIIT Extended Market Index Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		24.27%	10.54%							7.24%		9.05%
EXTENDED MARKET INDEX FUND | SIIT Extended Market Index Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.11%	9.59%							6.74%		8.33%
EXTENDED MARKET INDEX FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		26.29%	15.69%							12.03%		13.29%
EXTENDED MARKET INDEX FUND | Russell Small Cap Completeness Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Small Cap Completeness Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.81%	12.25%							8.75%		10.56%
SMALL CAP FUND | SIIT SMALL CAP FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.77%	10.20%							6.44%																	7.94%
Performance Inception Date	Jun. 14, 1996
SMALL CAP FUND | SIIT SMALL CAP FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.46%	7.32%							3.68%																	6.06%
SMALL CAP FUND | SIIT SMALL CAP FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.16%	7.48%							4.40%																	6.10%
SMALL CAP FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		26.29%	15.69%							12.03%																	9.41%
SMALL CAP FUND | Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		16.93%	9.97%							7.16%																	7.96%
SMALL CAP II FUND | SIIT Small Cap II Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.96%	12.00%							7.71%				10.19%
Performance Inception Date	Apr. 10, 2012
SMALL CAP II FUND | SIIT Small Cap II Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.58%	9.62%							5.09%				7.48%
SMALL CAP II FUND | SIIT Small Cap II Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.63%	9.01%							5.36%				7.43%
SMALL CAP II FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		26.29%	15.69%							12.03%				13.47%
SMALL CAP II FUND | Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		16.93%	9.97%							7.16%				9.93%
SMALL/MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.84%	10.56%							7.17%														8.31%
Performance Inception Date	Dec. 15, 2003
SMALL/MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.41%	7.93%							4.03%														6.09%
SMALL/MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.81%	7.92%							4.83%														6.26%
SMALL/MID CAP EQUITY FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		26.29%	15.69%							12.03%														9.89%
SMALL/MID CAP EQUITY FUND | Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.42%	11.67%							8.36%														9.26%
U.S. EQUITY FACTOR ALLOCATION FUND | SIIT U.S. Equity Factor Allocation Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		22.53%	14.75%	11.68%
Performance Inception Date	Apr. 26, 2018
U.S. EQUITY FACTOR ALLOCATION FUND | SIIT U.S. Equity Factor Allocation Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		22.02%	12.37%	9.58%
U.S. EQUITY FACTOR ALLOCATION FUND | SIIT U.S. Equity Factor Allocation Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		13.61%	11.31%	8.87%
U.S. EQUITY FACTOR ALLOCATION FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		26.29%	15.69%	12.72%
U.S. EQUITY FACTOR ALLOCATION FUND | Russell 3000 Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.96%	15.16%	12.06%
U.S. MANAGED VOLATILITY FUND | SIIT U.S. Managed Volatility Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.76%	8.83%							8.84%								11.38%
Performance Inception Date	Dec. 31, 2008
U.S. MANAGED VOLATILITY FUND | SIIT U.S. Managed Volatility Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.68%	6.08%							5.94%								8.62%
U.S. MANAGED VOLATILITY FUND | SIIT U.S. Managed Volatility Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.88%	6.69%							6.50%								8.77%
U.S. MANAGED VOLATILITY FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		26.29%	15.69%							12.03%								13.96%
U.S. MANAGED VOLATILITY FUND | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.96%	15.16%							11.48%								13.83%
U.S. MANAGED VOLATILITY FUND | The Fund's 75/25 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	The Fund's 75/25 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		10.32%	10.52%							9.93%								12.09%
GLOBAL MANAGED VOLATILITY FUND | SIIT Global Managed Volatility Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.87%	7.96%			8.12%
Performance Inception Date	Jan. 29, 2016
GLOBAL MANAGED VOLATILITY FUND | SIIT Global Managed Volatility Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.18%	5.79%			6.12%
GLOBAL MANAGED VOLATILITY FUND | SIIT Global Managed Volatility Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.27%	5.88%			6.03%
GLOBAL MANAGED VOLATILITY FUND | MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)
Average Annual Return, Percent		15.62%	7.08%			7.11%
GLOBAL MANAGED VOLATILITY FUND | MSCI World Index Return (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World Index Return (reflects no deduction for fees or expenses)
Average Annual Return, Percent		23.79%	12.80%			11.29%
GLOBAL MANAGED VOLATILITY FUND | MSCI World Minimum Volatility Index (USD) Return (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World Minimum Volatility Index (USD) Return (reflects no deduction for fees or expenses)
Average Annual Return, Percent		7.42%	6.95%			7.38%
WORLD SELECT EQUITY FUND | SIIT World Select Equity Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		20.43%	11.78%		8.73%
Performance Inception Date	Jun. 30, 2017
WORLD SELECT EQUITY FUND | SIIT World Select Equity Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		19.60%	10.03%		6.87%
WORLD SELECT EQUITY FUND | SIIT World Select Equity Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.68%	9.02%		6.42%
WORLD SELECT EQUITY FUND | MSCI All Country World Ex-US Net Index Return (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Ex-US Net Index Return (reflects no deductions for fees or expenses)
Average Annual Return, Percent		15.62%	7.08%		4.68%
WORLD SELECT EQUITY FUND | MSCI All Country World Net Index Return (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Net Index Return (reflects no deductions for fees or expenses)
Average Annual Return, Percent		22.20%	11.72%		9.01%
WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		16.94%	8.22%							4.39%												4.94%
Performance Inception Date	Mar. 28, 2005
WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		16.20%	6.53%							3.18%												3.97%
WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.67%	6.40%							3.33%												3.90%
WORLD EQUITY EX-US FUND | MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)
Average Annual Return, Percent		15.62%	7.08%							3.83%												5.01%
SCREENED WORLD EQUITY EX-US FUND | SIIT Screened World Equity Ex-US Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.97%	9.41%							5.81%									3.99%
Performance Inception Date	Jun. 30, 2008
SCREENED WORLD EQUITY EX-US FUND | SIIT Screened World Equity Ex-US Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.39%	7.74%							4.76%									3.26%
SCREENED WORLD EQUITY EX-US FUND | SIIT Screened World Equity Ex-US Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.52%	7.35%							4.57%									3.18%
SCREENED WORLD EQUITY EX-US FUND | MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)
Average Annual Return, Percent		15.62%	7.08%							3.83%									3.13%
EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		16.63%	7.24%					4.04%
Performance Inception Date	Oct. 31, 2014
EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		15.80%	5.89%					2.80%
EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.51%	5.73%					3.04%
EMERGING MARKETS EQUITY FUND | MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)
Average Annual Return, Percent		15.62%	7.08%					4.29%
EMERGING MARKETS EQUITY FUND | MSCI Emerging & Frontier Markets Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging & Frontier Markets Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		9.83%	3.66%					2.45%
OPPORTUNISTIC INCOME FUND | SIIT Opportunistic Income Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.85%	3.90%							3.24%										1.79%
Performance Inception Date	Dec. 14, 2006
OPPORTUNISTIC INCOME FUND | SIIT Opportunistic Income Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		6.73%	2.12%							1.71%										0.54%
OPPORTUNISTIC INCOME FUND | SIIT Opportunistic Income Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.77%	2.21%							1.80%										0.81%
OPPORTUNISTIC INCOME FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		5.53%	1.10%							1.81%										3.05%
OPPORTUNISTIC INCOME FUND | ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		5.12%	2.02%							1.44%										1.54%
CORE FIXED INCOME FUND | SIIT CORE FIXED INCOME - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.51%	1.59%							2.31%																	4.86%
Performance Inception Date	Jun. 14, 1996
CORE FIXED INCOME FUND | SIIT CORE FIXED INCOME - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.77%	0.06%							0.80%																	2.85%
CORE FIXED INCOME FUND | SIIT CORE FIXED INCOME - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.81%	0.61%							1.13%																	2.96%
CORE FIXED INCOME FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.53%	1.10%							1.81%																	4.38%
HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.66%	6.02%							5.03%											6.83%
Performance Inception Date	Dec. 05, 2005
HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		8.03%	2.34%							1.60%											3.40%
HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.92%	3.02%							2.29%											3.77%
HIGH YIELD BOND FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.53%	1.10%							1.81%											3.20%
HIGH YIELD BOND FUND | ICE BofA U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.47%	5.19%							4.51%											6.46%
LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.45%	2.16%							3.88%													4.42%
Performance Inception Date	Apr. 21, 2004
LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		6.39%	(0.36%)							1.36%													1.93%
LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.94%	0.89%							2.07%													2.48%
LONG DURATION FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.53%	1.10%							1.81%													3.20%
LONG DURATION FUND | Bloomberg U.S. Long Government/Credit Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Long Government/Credit Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.13%	1.12%							3.22%													4.85%
LONG DURATION FUND | The Fund's 70/30 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	The Fund's 70/30 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.40%	1.62%							3.47%													4.98%
LONG DURATION CREDIT FUND | SIIT Long Duration Credit Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.45%	2.30%							3.81%			3.36%
Performance Inception Date	Jun. 29, 2012
LONG DURATION CREDIT FUND | SIIT Long Duration Credit Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.37%	0.30%							1.80%			1.34%
LONG DURATION CREDIT FUND | SIIT Long Duration Credit Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.52%	1.12%							2.18%			1.79%
LONG DURATION CREDIT FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		5.53%	1.10%							1.81%			1.55%
LONG DURATION CREDIT FUND | Bloomberg Long A+ U.S. Credit Index Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Long A+ U.S. Credit Index Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		9.36%	1.90%							3.59%			2.89%
ULTRA SHORT DURATION BOND FUND | SIIT Ultra Short Duration Bond Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.23%	2.20%							1.79%						1.69%
Performance Inception Date	Feb. 28, 2011
ULTRA SHORT DURATION BOND FUND | SIIT Ultra Short Duration Bond Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.42%	1.26%							0.99%						0.96%
ULTRA SHORT DURATION BOND FUND | SIIT Ultra Short Duration Bond Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.66%	1.28%							1.02%						0.98%
ULTRA SHORT DURATION BOND FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.53%	1.10%							1.81%						2.14%
ULTRA SHORT DURATION BOND FUND | Bloomberg Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.01%	1.82%							1.28%						1.07%
EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.70%	2.43%							1.92%											4.61%
Performance Inception Date	Dec. 05, 2005
EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.84%	0.92%							0.50%											2.58%
EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.62%	1.23%							0.85%											2.81%
EMERGING MARKETS DEBT FUND | Bloomberg Global Aggregate Index (USD) Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Index (USD) Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.72%	(0.32%)							0.38%											2.49%
EMERGING MARKETS DEBT FUND | J.P. Morgan EMBI Global Diversified Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	J.P. Morgan EMBI Global Diversified Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.09%	1.67%							3.22%											5.18%
EMERGING MARKETS DEBT FUND | The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.92%	1.44%							1.70%											4.50%
REAL RETURN FUND | SIIT Real Return Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.37%	3.20%							1.86%										2.75%
Performance Inception Date	Dec. 14, 2006
REAL RETURN FUND | SIIT Real Return Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.99%	1.63%							0.82%										1.51%
REAL RETURN FUND | SIIT Real Return Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.57%	1.79%							0.98%										1.65%
REAL RETURN FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.53%	1.10%							1.81%										3.05%
REAL RETURN FUND | Bloomberg 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.45%	3.29%							1.94%										2.72%
LIMITED DURATION BOND FUND | SIIT Limited Duration Bond Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.39%	1.88%						1.61%
Performance Inception Date	Jul. 31, 2014
LIMITED DURATION BOND FUND | SIIT Limited Duration Bond Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.74%	0.86%						0.75%
LIMITED DURATION BOND FUND | SIIT Limited Duration Bond Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.17%	1.01%						0.86%
LIMITED DURATION BOND FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.53%	1.10%						1.53%
LIMITED DURATION BOND FUND | ICE BofA 1-3 Year US Treasury Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA 1-3 Year US Treasury Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.26%	1.30%						1.08%
INTERMEDIATE DURATION CREDIT FUND | SIIT Intermediate Duration Credit Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.70%	2.32%				2.10%
Performance Inception Date	Mar. 31, 2015
INTERMEDIATE DURATION CREDIT FUND | SIIT Intermediate Duration Credit Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.91%	0.79%				0.71%
INTERMEDIATE DURATION CREDIT FUND | SIIT Intermediate Duration Credit Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.51%	1.18%				1.03%
INTERMEDIATE DURATION CREDIT FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		5.53%	1.10%				1.21%
INTERMEDIATE DURATION CREDIT FUND | Bloomberg A+ U.S. Credit Index Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg A+ U.S. Credit Index Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		7.23%	1.89%				1.78%
DYNAMIC ASSET ALLOCATION FUND | SIIT Dynamic Asset Allocation Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		21.99%	15.73%							12.34%							13.10%
Performance Inception Date	Jul. 30, 2010
DYNAMIC ASSET ALLOCATION FUND | SIIT Dynamic Asset Allocation Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.70%	11.81%							9.73%							10.81%
DYNAMIC ASSET ALLOCATION FUND | SIIT Dynamic Asset Allocation Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.24%	11.76%							9.40%							10.35%
DYNAMIC ASSET ALLOCATION FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		26.29%	15.69%							12.03%							13.73%
MULTI-ASSET REAL RETURN FUND | SIIT Multi-Asset Real Return Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(1.00%)	4.97%							1.62%					0.56%
Performance Inception Date	Jul. 28, 2011
MULTI-ASSET REAL RETURN FUND | SIIT Multi-Asset Real Return Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(2.39%)	2.50%							0.03%					(0.72%)
MULTI-ASSET REAL RETURN FUND | SIIT Multi-Asset Real Return Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(0.52%)	2.83%							0.58%					(0.10%)
MULTI-ASSET REAL RETURN FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		5.53%	1.10%							1.81%					1.94%
MULTI-ASSET REAL RETURN FUND | The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	The Fund's Blended Benchmark Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		4.00%	5.55%							2.38%					1.72%
MULTI-ASSET REAL RETURN FUND | Bloomberg 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.45%	3.29%							1.94%					1.56%